ACCOUNTS RECEIVABLE, NET - Additional Information (Details) $ in Millions	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Net recovery of provision for credit losses made for accounts receivable due from third parties			¥ 8,767,356
Provision for doubtful accounts of accounts receivable due from third parties	¥ 973,012			¥ 153,329
Percentage of not-collection from our customers	35.2	35.2
Amount of not-collection from our customers	¥ 13,600,000	$ 1.9